UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 111.9%
Corporate — 11.9%
Chesterfield County EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$502,770
Isle Wight County IDA Virginia, RB, Series A, AMT, 5.70%, 11/01/27	1,300	1,304,134
Louisa IDA, Refunding RB, Virginia Electric & Power Co. Project, Series A, Mandatory Put Bonds, 5.38%, 11/01/35 (a)	1,000	1,075,270
		2,882,174
County/City/Special District/School District — 14.8%
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	535,395
County of Prince William Virginia, RB, 5.00%, 6/01/12 (b)	100	102,404
Dulles Town Center Community Development Authority, Special Assessment Bonds, Dulles Town Center Project, 6.25%, 3/01/26	910	910,146
Fairfax County Redevelopment & Housing Authority, RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,550,985
Mosaic District Community Development Authority, RB, Special Assessment, Series A, 6.88%, 3/01/36	250	262,072
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	205	212,097
		3,573,099
Education — 19.9%
Montgomery County EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	375,913
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,000	1,072,730
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,039,680
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	593,135
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,184,530
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	524,925
		4,790,913

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health — 20.6%
Danville IDA Virginia, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (c)	$1,000	$1,207,800
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.00%, 10/01/27	1,000	992,370
Henrico County EDA, Refunding RB, Bon Secours, Series A, 5.60%, 11/15/30	1,440	1,442,347
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	158,038
Roanoke Economic Development Authority, Refunding RB, Carilion Health System, Series B (AGM), 5.00%, 7/01/38 (a)	500	507,650
Winchester IDA Virginia, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/44	650	674,349
		4,982,554
Housing — 9.7%
Virginia HDA, RB, Rental Housing:
Series A, 5.25%, 5/01/41	750	776,423
Series B, 5.63%, 6/01/39	1,000	1,057,660
Series D, 4.60%, 9/01/40	500	496,965
		2,331,048
State — 14.6%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A:
5.00%, 9/01/27	500	566,795
5.00%, 9/01/33	1,000	1,060,430
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	360	408,384
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/33	500	540,190
4.00%, 8/01/36	1,000	956,960
		3,532,759
Transportation — 6.5%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	465	465,042
Richmond Metropolitan Authority Virginia, Refunding RB (NPFGC), 5.25%, 7/15/22	500	559,480
Virginia Port Authority Commonwealth Port Fund, RB, 5.00%, 7/01/36	500	533,020
		1,557,542

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Utilities — 13.9%
Fairfax County Water Authority, Refunding RB, 5.00%, 4/01/27	$1,205	$1,212,796
Virginia Resources Authority, RB, Senior, Virginia Pooled Financing Program, Series B, 5.00%, 11/01/33	2,000	2,152,320
		3,365,116
Total Municipal Bonds in Virginia		27,015,205
District of Columbia — 7.6%
Transportation — 7.6%
Metropolitan Washington Airports Authority, RB:
First Senior Lien, Series A, 5.00%, 10/01/39	290	299,083
First Senior Lien, Series A, 5.25%, 10/01/44	460	476,091
Series B, 5.00%, 10/01/29	1,000	1,063,190
		1,838,364
Total Municipal Bonds in District of Columbia		1,838,364
Guam — 1.9%
County/City/Special District/School District — 1.1%
Government of Guam Business Privilege Tax Revenue, Series A, 5.13%, 1/01/42 (d)	250	253,827
State — 0.8%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	200	203,412
Total Municipal Bonds in Guam		457,239
Multi-State — 6.8%
Housing — 6.8%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (e)(f)	1,500	1,637,115
Total Municipal Bonds in Multi-State		1,637,115
Puerto Rico — 8.6%
State — 4.2%
Puerto Rico Sales Tax Financing Corp., RB, Series A-1, 5.25%, 8/01/43	1,000	1,016,610
Tobacco — 4.4%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	1,145	1,068,388
Total Municipal Bonds in Puerto Rico		2,084,998
Total Municipal Bonds – 136.8%		33,032,921

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Virginia — 23.2%
Education — 8.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$1,995	$2,139,835
Health — 8.7%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	999	1,068,561
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,034,304
		2,102,865
Transportation — 5.7%
Virginia State Commonwealth Transportation Board Transportation Revenue, Capital Projects, 5.00%, 5/15/32	1,259	1,368,290
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 23.2%		5,610,990
Total Long-Term Investments (Cost – $36,697,728) – 160.0%		38,643,911

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	374,036	374,036
Total Short-Term Securities (Cost – $374,036) – 1.5%		374,036
Total Investments (Cost - $37,071,764*) – 161.5%		39,017,947
Other Assets Less Liabilities – 0.0%		1,169
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (13.2)%		(3,188,950)
Preferred Shares, at Redemption Value – (48.3)%		(11,675,000)
Net Assets – 100.0%		$24,155,166

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$33,786,681
Gross unrealized appreciation	$2,215,353
Gross unrealized depreciation	(172,102)
Net unrealized appreciation	$2,043,251

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by Municipal or US Treasury obligations.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital Inc.	$253,827	$1,980

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

FFI Institutional Tax-Exempt Fund	115,091	258,945	374,036	$38

(i)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$38,643,911	—	$38,643,911
Short-Term Securities	$374,036	—	—	374,036
Total	$374,036	$38,643,911	—	$39,017,947

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2012